INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORY
Schedule of inventories

	December 31,	December 31,
	2025	2024
Current
Stockpiled ore	$6,422	$1,063
In-process inventory	38,687	15,014
Finished goods inventory	11,289	8,520
Materials and supplies	29,320	4,615
Inventory – current	$85,718	$29,212

Long term
Stockpiled ore	$—	$6,924